Intangible Asset (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about intangible assets
Balance, beginning	$ 985	$ 1,080
Additions	36
Amortization	(78)	(95)
Balance, end	943	985
IP Assets
Disclosure of detailed information about intangible assets
Balance, beginning	956	1,049
Amortization	(75)	(93)
Balance, end	881	956
Patents
Disclosure of detailed information about intangible assets
Balance, beginning	29	31
Additions	36
Amortization	(3)	(2)
Balance, end	$ 62	$ 29